Subsequent Event - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Subsequent Event [Line Items]
Stock repurchased during period value | ¥		¥ 368,741	¥ 743,261	¥ 1,086,102
Subsequent Event [Member]
Subsequent Event [Line Items]
Shareholder Return Value	$ 400.0
Subsequent Event [Member] | O 2026 Q1 Dividends [Member]
Subsequent Event [Line Items]
Dividends payable	$ 87.5
Subsequent Event [Member] | American Depositary Shares [Member] | O 2026 Q1 Dividends [Member]
Subsequent Event [Line Items]
Dividends payable per share | $ / shares	$ 0.084
Subsequent Event [Member] | Common Stock [Member] | O 2026 Q1 Dividends [Member]
Subsequent Event [Line Items]
Dividends payable per share | $ / shares	$ 0.0042
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Dividends payable	$ 300.0
Stock repurchased during period value	50.0
Shareholder return program authorized amount	$ 400.0